Intangible Assets - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 26, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Line Items]
Preferred Stock, Value, Issued		$ 0	$ 0
Preferred stock, shares issued		0	0
Preferred stock, par value		$ 0.0001	$ 0.0001
Cash		$ 702,154	$ 0
Series B Convertible Redeemable Preferred Stock [Member]
Intangible Assets [Line Items]
Preferred Stock, Value, Issued					$ 109,700,000
Preferred stock, shares issued		6,141,902			107,814,417
ColdQuanta, Inc. dba Infleqtion [Member]
Intangible Assets [Line Items]
Amount Of Assets Acquisition On Payment Of Cash	$ 1,500,000
Impairment of Intangible Assets, Finite-Lived		$ 0
ColdQuanta, Inc. dba Infleqtion [Member] | Intangible Assets, Amortization Period [Member]
Intangible Assets [Line Items]
Amortization of Intangible Assets			28,000,000	$ 98,000,000
ColdQuanta, Inc. dba Infleqtion [Member] | Finite-Lived Intangible Assets [Member]
Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-Lived			$ 11,600,000
ColdQuanta, Inc. dba Infleqtion [Member] | Series B Convertible Redeemable Preferred Stock [Member]
Intangible Assets [Line Items]
Preferred stock, shares issued	1,474,056
ColdQuanta, Inc. dba Infleqtion [Member] | SiNoptiq Inc [Member]
Intangible Assets [Line Items]
Payments to Acquire Businesses, Gross	$ 9,400,000
Cash	2,200,000
Deferred Cash Payment	2,000,000
Amount Of First Instalments Payment	500,000
Amount Of Second Instalments Payment	400,000
ColdQuanta, Inc. dba Infleqtion [Member] | SiNoptiq Inc [Member] | Series B Convertible Redeemable Preferred Stock [Member]
Intangible Assets [Line Items]
Preferred Stock, Value, Issued	$ 4,800,000
Preferred stock, shares issued	4,667,846
Preferred stock, par value	$ 1.0176